Leases - Schedule of Maturities of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Leases [Abstract]
2021 (remaining three months)	$ 132
2021 - 2022	432	$ 528
2022 - 2023	445	432
2023 - 2024	459	445
2024 - 2025	472	459
2025 - 2026	486	472
Thereafter	501	987
Total operating lease payments	2,927	3,323
Less: imputed interest	(572)	(703)
Total operating lease liabilities	$ 2,355	$ 2,620